Term Borrowings (Schedule Of Information Pertaining To Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended																																																												12 Months Ended
	Dec. 31, 2013 number	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Retail Real Estate Residential [Member]	Dec. 31, 2012 Retail Real Estate Residential [Member]	Dec. 31, 2013 Debt Instrument Matures On 1/15/15 - 5.05%	Dec. 31, 2013 Debt Instrument Matures On 4/1/16 - 5.65%	Dec. 31, 2013 Debt Instrument Matured On 5/15/13 - 4.50%	Dec. 31, 2013 Debt Insturment Matures On 4/15/34 - 6.30%	Dec. 31, 2013 Debt Insturment Matures On 3/31/31 - 9.50%	Dec. 31, 2013 Debt Insturment Matures On 10/25/34	Dec. 31, 2012 Debt Insturment Matures On 10/25/34	Dec. 31, 2013 Debt Insturment Matures On 10/26/26	Dec. 31, 2012 Debt Insturment Matures On 10/26/26	Dec. 31, 2013 Debt Instrument Matures on 9/25/29	Dec. 31, 2012 Debt Instrument Matures on 9/25/29	Dec. 31, 2013 Debt Instrument Matures On 9/1/32	Dec. 31, 2012 Debt Instrument Matures On 9/1/32	Dec. 31, 2013 Debt Instrument Matures On 10/25/18 - 4.97%	Dec. 31, 2013 Debt Instrument Matures On 2/1/33 - 4.97%	Dec. 31, 2013 Debt Instrument Matures On 8/8/36 - 2.38%	Dec. 31, 2013 Debt Instrument Matures On 12/15/15 - 5.375%	Dec. 31, 2013 Debt Instrument Matures On 12/22/2037	Dec. 31, 2012 Debt Instrument Matures On 12/22/2037	Dec. 31, 2013 Debt Instrument Matured On 5/15/13 - 4.625%	Mar. 31, 2014 Collateralized By Loans [Member]	Dec. 31, 2013 Federal Home Loan Bank Borrowings	Dec. 31, 2012 Federal Home Loan Bank Borrowings	Dec. 31, 2013 First Tennessee Bank National Association [Member] Subordinated Debt Debt Instrument Matures On 1/15/15 - 5.05%		Dec. 31, 2012 First Tennessee Bank National Association [Member] Subordinated Debt Debt Instrument Matures On 1/15/15 - 5.05%		Dec. 31, 2013 First Tennessee Bank National Association [Member] Subordinated Debt Debt Instrument Matures On 4/1/16 - 5.65%		Dec. 31, 2012 First Tennessee Bank National Association [Member] Subordinated Debt Debt Instrument Matures On 4/1/16 - 5.65%		Dec. 31, 2013 First Tennessee Bank National Association [Member] Subordinated Debt Debt Instrument Matured On 5/15/13 - 4.625%		Dec. 31, 2012 First Tennessee Bank National Association [Member] Subordinated Debt Debt Instrument Matured On 5/15/13 - 4.625%		Dec. 31, 2013 First Tennessee Bank National Association [Member] Collateralized By Loans [Member] Debt Instrument Matures On 12/22/2037		Dec. 31, 2012 First Tennessee Bank National Association [Member] Collateralized By Loans [Member] Debt Instrument Matures On 12/22/2037		Dec. 31, 2013 First Tennessee Bank National Association [Member] Federal Home Loan Bank Borrowings		Dec. 31, 2012 First Tennessee Bank National Association [Member] Federal Home Loan Bank Borrowings		Dec. 31, 2013 First Horizon National Corporation [Member] Subordinated Debt Debt Insturment Matures On 4/15/34 - 6.30%		Dec. 31, 2012 First Horizon National Corporation [Member] Subordinated Debt Debt Insturment Matures On 4/15/34 - 6.30%		Dec. 31, 2013 First Horizon National Corporation [Member] Subordinated Capital Notes [Member] Debt Instrument Matured On 5/15/13 - 4.50%		Dec. 31, 2012 First Horizon National Corporation [Member] Subordinated Capital Notes [Member] Debt Instrument Matured On 5/15/13 - 4.50%		Dec. 31, 2013 First Horizon National Corporation [Member] Senior capital notes Debt Instrument Matures On 12/15/15 - 5.375%	Dec. 31, 2012 First Horizon National Corporation [Member] Senior capital notes Debt Instrument Matures On 12/15/15 - 5.375%	Dec. 31, 2013 FT Real Estate Securities Company, Inc. [Member] Cumulative Preferred Debt Insturment Matures On 3/31/31 - 9.50%		Dec. 31, 2012 FT Real Estate Securities Company, Inc. [Member] Cumulative Preferred Debt Insturment Matures On 3/31/31 - 9.50%		Dec. 31, 2013 First Horizon ABS Trusts [Member] Collateralized By Loans [Member] Debt Insturment Matures On 10/25/34 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized By Loans [Member] Debt Insturment Matures On 10/25/34 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2013 First Horizon ABS Trusts [Member] Collateralized By Loans [Member] Debt Insturment Matures On 10/26/26		Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized By Loans [Member] Debt Insturment Matures On 10/26/26		Dec. 31, 2013 First Horizon ABS Trusts [Member] Collateralized By Loans [Member] Debt Instrument Matures on 9/25/29		Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized By Loans [Member] Debt Instrument Matures on 9/25/29		Dec. 31, 2013 First Horizon ABS Trusts [Member] Collateralized By Loans [Member] Debt Instrument Matures On 9/1/32 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2012 First Horizon ABS Trusts [Member] Collateralized By Loans [Member] Debt Instrument Matures On 9/1/32 Variable Interest Entity Consolidation Carrying Amount Liabilities [Member]		Dec. 31, 2013 First Tennessee New Market Corporation Investments [Member] Debt Instrument Matures On 10/25/18 - 4.97%	Dec. 31, 2012 First Tennessee New Market Corporation Investments [Member] Debt Instrument Matures On 10/25/18 - 4.97%	Dec. 31, 2013 First Tennessee New Market Corporation Investments [Member] Debt Instrument Matures On 2/1/33 - 4.97%	Dec. 31, 2012 First Tennessee New Market Corporation Investments [Member] Debt Instrument Matures On 2/1/33 - 4.97%	Dec. 31, 2013 First Tennessee New Market Corporation Investments [Member] Debt Instrument Matures On 8/8/36 - 2.38%	Dec. 31, 2012 First Tennessee New Market Corporation Investments [Member] Debt Instrument Matures On 8/8/36 - 2.38%	Dec. 31, 2013 Minimum [Member] Federal Home Loan Bank Borrowings	Dec. 31, 2013 Maximum [Member] Federal Home Loan Bank Borrowings
Debt Instrument [Line Items]
Term borrowings	$ 1,739,859	$ 2,226,482																								$ 230,000			$ 317,714	[1]	$ 330,381	[1]	$ 276,273	[1]	$ 288,285	[1]	$ 0	[1]	$ 254,340	[1]	$ 60,223	[2]	$ 55,746	[2]	$ 2,390	[3]	$ 2,554	[3]	$ 192,014	[4]	$ 214,784	[4]	$ 0	[1]	$ 101,735	[1]	$ 516,584	$ 524,715	$ 45,828	[1]	$ 45,760	[1]	$ 80,857	[5]	$ 98,302	[5]	$ 98,631	[5],[6]	$ 128,764	[5],[6]	$ 122,562	[5],[6]	$ 152,916	[5],[6]	$ 8,783	[5],[6]	$ 10,200	[5],[6]	$ 7,301	$ 7,301	$ 8,000	$ 8,000	$ 2,699	$ 2,699
Debt instrument maturity date						Jan. 15, 2015	Apr. 01, 2016	May 15, 2013	Apr. 15, 2034	Mar. 31, 2031	Oct. 25, 2034		Oct. 26, 2026		Sep. 25, 2029		Sep. 01, 2032		Oct. 25, 2018	Feb. 01, 2033	Aug. 08, 2036	Dec. 15, 2015	Dec. 22, 2037		May 15, 2013
Debt instrument interest rate						5.05%	5.65%	4.50%	6.30%	9.50%									4.97%	4.97%	2.38%	5.375%			4.625%
Debt instrument interest rate at period end											0.33%	0.37%	0.30%	0.34%	0.30%	0.34%	6.45%	6.42%					0.54%	0.61%
Debt instrument weighted average interest rate																											2.41%	2.40%
Debt instrument, interest rates with remaining terms																																																																																					1 year	16 years
Loans, net of unearned income	$ 15,389,074	$ 16,708,582	$ 16,397,127	$ 344,900	$ 415,600
Number of previously consolidated on-balance sheet consumer loan securitizations for which cleanup calls are anticipated to be completed	3

[1]	Qualifies for total capital under the risk-based capital guidelines.
[2]	Secured by trust preferred loans.
[3]	The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1 to 16 years. These borrowings had weighted average interest rates of 2.41 percent and 2.40 percent on December 31, 2013 and 2012, respectively.
[4]	See Note 11-- Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details.
[5]	On December 31, 2013 and 2012, borrowings secured by $344.9 million and $415.6 million, respectively, of retail real estate residential loans.
[6]	In first quarter 2014, FHN anticipates resolving three previously consolidated on-balance sheet consumer loan securitizations. Once completed, the associated trusts and the collateralized borrowings will be extinguished.